Net borrowings - Schedule of borrowings (Details) £ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	£ 36			£ 74		£ 112
Commercial paper	198			0
Bank and other loans	121			105
Credit support obligations	15		$ 19,000,000	(19)	$ (23,000,000)
Fair value adjustment to borrowings	(6)			(1)
Borrowings due within one year	1,701			1,522
Bank and other loans	296			293
Fair value adjustment to borrowings	(366)			(274)
Borrowings due after one year	14,801			14,498
Total borrowings before derivative financial instruments	16,502			16,020
Fair value of cross currency interest rate swaps	(348)			(367)
Fair value of foreign currency swaps and forwards	1			11
Fair value of interest rate hedging instruments	377			283
Lease liabilities	448			475
Gross borrowings	16,980			16,422
Less: Cash and cash equivalents	(1,439)			(2,285)		(2,749)
Net borrowings	£ 15,541			£ 14,137		£ 12,109
Interest rate	3.90%	3.90%	3.90%	2.70%	2.70%	2.70%
Proportion of ownership interest in subsidiary	100.00%
Unamortised finance costs	£ 81			£ 85
Diageo Investment Corporation
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
Diageo Capital plc
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
$ 300 million 8% bonds due 2022(1)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 0			248
Notional amounts | $			$ 300,000,000
Interest rate	8.00%	8.00%	8.00%
$ 1,350 million 2.625% bonds due 2023(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 0			1,115
Notional amounts | $			$ 1,350,000,000
Interest rate	2.625%	2.625%	2.625%
€ 600 million 0.125% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 513			0
Bonds issued long term	£ 0			516
Notional amounts | €		€ 600,000,000
Interest rate	0.125%	0.125%	0.125%
$ 500 million 3.5% bonds due 2023(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 397			0
Bonds issued long term	£ 0			413
Notional amounts | $			$ 500,000,000
Interest rate	3.50%	3.50%	3.50%
€ 500 million 0.5% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 427			0
Bonds issued long term	£ 0			430
Notional amounts | €		€ 500,000,000
Interest rate	0.50%	0.50%	0.50%
$ 600 million 2.125% bonds due 2024(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 476			495
Notional amounts | $			$ 600,000,000
Interest rate	2.125%	2.125%	2.125%
€ 500 million 1.75% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 427			430
Notional amounts | €		€ 500,000,000
Interest rate	1.75%	1.75%	1.75%
$ 500 million 5.20% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 396			0
Notional amounts | $			$ 500,000,000
Interest rate	5.20%	5.20%	5.20%
$ 750 million 1.375% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 594			618
Notional amounts | $			$ 750,000,000
Interest rate	1.375%	1.375%	1.375%
€ 600 million 1% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 511			515
Notional amounts | €		€ 600,000,000
Interest rate	1.00%	1.00%	1.00%
€ 500 million 3.5% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 427			0
Notional amounts | €		€ 500,000,000
Interest rate	3.50%	3.50%	3.50%
€ 850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 725			731
Notional amounts | €		€ 850,000,000
Interest rate	2.375%	2.375%	2.375%
£ 500 million 1.750% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 497			498
Notional amounts	£ 500
Interest rate	1.75%	1.75%	1.75%
$ 750 million 5.3% bonds due 2027(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 593			0
Notional amounts | $			$ 750,000,000
Interest rate	5.30%	5.30%	5.30%
€ 750 million 1.875% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 638			643
Notional amounts | €		€ 750,000,000
Interest rate	1.875%	1.875%	1.875%
€ 500 million 1.5% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 426			430
Notional amounts | €		€ 500,000,000
Interest rate	1.50%	1.50%	1.50%
€ 700 million 0.125% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 595			600
Notional amounts | €		€ 700,000,000
Interest rate	0.125%	0.125%	0.125%
$ 500 million 3.875% bonds due 2028(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 395			411
Notional amounts | $			$ 500,000,000
Interest rate	3.875%	3.875%	3.875%
£ 300 million 2.375% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 298			298
Notional amounts	£ 300
Interest rate	2.375%	2.375%	2.375%
$ 1,000 million 2.375% bonds due 2029(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 787			819
Notional amounts | $			$ 1,000,000,000
Interest rate	2.375%	2.375%	2.375%
£ 300 million 2.875% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 299			298
Notional amounts	£ 300
Interest rate	2.875%	2.875%	2.875%
€ 750 million 1.15% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 640			645
Notional amounts | €		€ 750,000,000
Interest rate	1.15%	1.15%	1.15%
$ 1,000 million 2% bonds due 2030(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 789			821
Notional amounts | $			$ 1,000,000,000
Interest rate	2.00%	2.00%	2.00%
€ 1,000 million 2.5% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 850			856
Notional amounts | €		€ 1,000,000,000
Interest rate	2.50%	2.50%	2.50%
$ 750 million 2.125% bonds due 2032(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 590			614
Notional amounts | $			$ 750,000,000
Interest rate	2.125%	2.125%	2.125%
£ 400 million 1.25% bonds due 2033
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 396			395
Notional amounts	£ 400
Interest rate	1.25%	1.25%	1.25%
$ 750 million 5.5% bonds due 2033(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 590			0
Notional amounts | $			$ 750,000,000
Interest rate	5.50%	5.50%	5.50%
€ 900 million 1.15% bonds due 2034
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 764			770
Notional amounts | €		€ 900,000,000
Interest rate	1.15%	1.15%	1.15%
$ 400 million 7.45% bonds due 2035(1)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 317			331
Notional amounts | $			$ 400,000,000
Interest rate	7.45%	7.45%	7.45%
$ 600 million 5.875% bonds due 2036(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 472			491
Notional amounts | $			$ 600,000,000
Interest rate	5.875%	5.875%	5.875%
£ 600 million 2.75% bonds due 2038
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 595			595
Notional amounts	£ 600
Interest rate	2.75%	2.75%	2.75%
$ 500 million 4.250% bonds due 2042(1)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 393			409
Notional amounts | $			$ 500,000,000
Interest rate	4.25%	4.25%	4.25%
$ 500 million 3.875% bonds due 2043(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 391			£ 407
Notional amounts | $			$ 500,000,000
Interest rate	3.875%	3.875%	3.875%